Long-term debt, current and non-current, textuals 2 (Details) $ in Thousands				6 Months Ended
	May 21, 2021 USD ($)	May 20, 2021	Mar. 30, 2015 USD ($)	Jun. 30, 2021 USD ($) installment item	Dec. 31, 2020 USD ($) item
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis				LIBOR plus margin
Number Of Vessels Collateral For Debt | item				30	30
Debt Instrument Collateral Amount				$ 615,327
Minimum cash deposits required to be maintained				$ 18,500	$ 20,000
Minimum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage				2.15%
Maximum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage				2.50%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Secured Debt [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Feb. 15, 2012
Proceeds From Issuance Of Secured Debt				$ 37,450
Debt Instrument, Number of installments | installment				40
Debt Instrument, Frequency of Periodic Payments				quarterly
Debt Instrument, Periodic Payment, Principal				$ 628
Debt Instrument, Balloon Payment				$ 12,332
Debt Instrument, Maturity Date				Feb. 15, 2022
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Secured Debt [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				May 18, 2012
Proceeds From Issuance Of Secured Debt				$ 34,640
Debt Instrument, Number of installments | installment				40
Debt Instrument, Frequency of Periodic Payments				quarterly
Debt Instrument, Periodic Payment, Principal				$ 581
Debt Instrument, Balloon Payment				$ 11,410
Debt Instrument, Maturity Date				May 18, 2022
Loan Margin Percentage				2.50%
ABN AMRO Bank N.V. [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 91,000		$ 50,160
Debt Instrument, Number of installments | installment				24
Debt Instrument, Frequency of Periodic Payments				quarterly
Debt Instrument, Periodic Payment, Principal				$ 994
Debt Instrument, Balloon Payment				$ 26,310
Debt Instrument, Maturity Date				May 20, 2026
Debt Instrument, Description of Variable Rate Basis		LIBOR		LIBOR
Loan Margin Percentage				2.00%